PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Subtotal	$ 306,400	$ 379,392
Less: accumulated depreciation	(256,383)	(301,610)
Property and equipment, net	50,017	77,782
Leasehold improvement [Member]
Statement [Line Items]
Subtotal	0	46,128
Transportation vehicles [Member]
Statement [Line Items]
Subtotal	215,149	218,147
Electronic equipment [Member]
Statement [Line Items]
Subtotal	90,588	87,176
Office equipment and furniture [Member]
Statement [Line Items]
Subtotal	$ 663	$ 27,941